Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AdvisorShares Trust
Entity Central Index Key	0001408970
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000081186
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright ADR ETF
Trading Symbol	AADR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright ADR ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright ADR ETF	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 46,797,482
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$46,797,482 Total number of portfolio holdings38 Period portfolio turnover rate58%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Banks	14.7%
Mining	14.6%
Internet	11.6%
Money Market Fund	8.6%
Pharmaceuticals	8.3%
Aerospace/Defense	7.8%
Telecommunications	6.7%
Electric	5.3%
Diversified Financial Services	5.2%
Biotechnology	4.0%
Auto Parts & Equipment	3.3%
Airlines	2.8%
Building Materials	2.6%
Other	12.8%
Assets Less Liabilities	(8.3)%
Total	100.0%

C000216698
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright FSM All Cap World ETF
Trading Symbol	DWAW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM All Cap World ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM All Cap World ETF	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 84,072,843
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$84,072,843 Total number of portfolio holdings7 Period portfolio turnover rate130%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Equity Fund	99.6%
Money Market Funds	4.6%
Assets Less Liabilities	(4.2)%
Total	100.0%

C000216699
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright FSM US Core ETF
Trading Symbol	DWUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM US Core ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM US Core ETF	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 116,385,100
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$116,385,100 Total number of portfolio holdings4 Period portfolio turnover rate50%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Holdings	% of Net Assets
Equity Fund	99.3%
Money Market Funds	26.6%
Assets Less Liabilities	(25.9)%
Total	100.0%

C000201033
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright Short ETF
Trading Symbol	DWSH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright Short ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright Short ETF	$197	4.06%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	4.06%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 11,500,185
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$11,500,185 Total number of portfolio holdings100 Period portfolio turnover rate121%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Chemicals	(11.6)%
Commercial Services	(9.9)%
Retail	(7.3)%
Healthcare - Services	(6.2)%
Healthcare - Products	(6.1)%
Software	(5.7)%
Food	(5.2)%
Building Materials	(4.5)%
Internet	(4.5)%
REITS	(4.3)%
Computers	(4.2)%
Distribution/Wholesale	(4.1)%
Other	(34.0)%
Money Market Fund	74.0%
Assets Less Liabilities	133.6%
Total	100.0%

C000173320
Shareholder Report [Line Items]
Fund Name	AdvisorShares Focused Equity ETF
Trading Symbol	CWS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Focused Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Focused Equity ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 179,231,334
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$179,231,334 Total number of portfolio holdings26 Period portfolio turnover rate25%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Healthcare - Products	16.1%
Software	15.8%
Pharmaceuticals	12.0%
Commercial Services	8.1%
Engineering & Construction	7.9%
Auto Parts & Equipment	4.0%
Water	4.0%
Electronics	4.0%
Media	4.0%
Diversified Financial Services	4.0%
Computers	4.0%
Food	4.0%
Retail	3.9%
Other	8.2%
Assets Less Liabilities	-%
Total	100.0%

C000227805
Shareholder Report [Line Items]
Fund Name	AdvisorShares Gerber Kawasaki ETF
Trading Symbol	GK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Gerber Kawasaki ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Gerber Kawasaki ETF	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 27,264,968
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$27,264,968 Total number of portfolio holdings31 Period portfolio turnover rate22%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Internet	16.5%
Semiconductors	14.5%
Software	11.4%
Computers	8.2%
Pharmaceuticals	7.2%
Banks	4.5%
Machinery - Construction & Mining	4.3%
Aerospace/Defense	4.0%
Building Materials	4.0%
Commodity Fund	3.6%
Retail	3.3%
Entertainment	3.1%
Money Market Fund	2.6%
Other	13.9%
Assets Less Liabilities	(1.1)%
Total	100.0%

C000226855
Shareholder Report [Line Items]
Fund Name	AdvisorShares Hotel ETF
Trading Symbol	BEDZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Hotel ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Hotel ETF	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 3,335,464
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$3,335,464 Total number of portfolio holdings26 Period portfolio turnover rate48%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Commercial Services	2.9%
Entertainment	3.8%
Leisure Time	17.9%
Internet	20.7%
Lodging	24.5%
REITS	26.4%
Money Market Fund	4.2%
Assets Less Liabilities	(0.4)%
Total	100.0%

C000256704
Shareholder Report [Line Items]
Fund Name	AdvisorShares HVAC and Industrials ETF
Trading Symbol	HVAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares HVAC and Industrials ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares HVAC and Industrials ETF	$53Footnote Reference(1)	0.99%
Footnote	Description
Footnote(1)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 53 [1]
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 4,336,780
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$4,336,780 Total number of portfolio holdings27 Period portfolio turnover rate57%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
REITS	2.3%
Retail	2.7%
Electric	3.5%
Environmental Control	4.7%
Miscellaneous Manufacturing	5.4%
Commercial Services	9.0%
Engineering & Construction	9.5%
Machinery - Diversified	9.6%
Machinery - Construction & Mining	10.2%
Electrical Components & Equipment	11.4%
Building Materials	14.9%
Electronics	16.4%
Money Market Fund	1.0%
Assets Less Liabilities	(0.6)%
Total	100.0%

C000099071
Shareholder Report [Line Items]
Fund Name	AdvisorShares Insider Advantage ETF
Trading Symbol	SURE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Insider Advantage ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Insider Advantage ETF	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 48,377,801
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$48,377,801 Total number of portfolio holdings100 Period portfolio turnover rate120%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Software	7.9%
Internet	7.0%
Retail	6.9%
Semiconductors	6.9%
Commercial Services	6.9%
Oil & Gas	5.0%
Healthcare - Services	5.0%
Computers	4.0%
Diversified Financial Services	4.0%
Machinery - Diversified	4.0%
Miscellaneous Manufacturing	4.0%
Insurance	3.9%
Banks	3.0%
Other	30.6%
Assets Less Liabilities	0.9%
Total	100.0%

C000237353
Shareholder Report [Line Items]
Fund Name	AdvisorShares MSOS Daily Leveraged ETF
Trading Symbol	MSOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares MSOS Daily Leveraged ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares MSOS Daily Leveraged ETF	$62	0.95%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 48,892,588
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$48,892,588 Total number of portfolio holdings5 Period portfolio turnover rate0%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Equity Fund	0.0%Footnote Reference**
Money Market Fund	1.7%
Assets Less Liabilities	98.3%
Total	100.0%
Footnote	Description
Footnote**	Less than 0.05%.

C000227806
Shareholder Report [Line Items]
Fund Name	AdvisorShares Psychedelics ETF
Trading Symbol	PSIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Psychedelics ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Psychedelics ETF	$59	0.99%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 18,478,737
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$18,478,737 Total number of portfolio holdings30 Period portfolio turnover rate48%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Healthcare - Services	2.8%
Pharmaceuticals	42.8%
Biotechnology	50.4%
Money Market Funds	21.9%
Assets Less Liabilities	(17.9)%
Total	100.0%

C000211119
Shareholder Report [Line Items]
Fund Name	AdvisorShares Pure Cannabis ETF
Trading Symbol	YOLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Pure Cannabis ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure Cannabis ETF	$34	0.49%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.49%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 41,673,684
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$41,673,684 Total number of portfolio holdings21 Period portfolio turnover rate14%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Agriculture	18.9%
Distributors	9.1%
Equity Fund	46.0%
Pharmaceuticals	24.8%
REITS	0.8%
Money Market Funds	4.2%
Assets Less Liabilities	(3.8)%
Total	100.0%

C000215439
Shareholder Report [Line Items]
Fund Name	AdvisorShares Pure US Cannabis ETF
Trading Symbol	MSOS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Pure US Cannabis ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure US Cannabis ETF	$55	0.74%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.74%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 918,577,265
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$918,577,265 Total number of portfolio holdings61 Period portfolio turnover rate34%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Agriculture	1.5%
Pharmaceuticals	11.8%
Money Market Funds	12.4%
Assets Less Liabilities	74.3%
Total	100.0%

C000223023
Shareholder Report [Line Items]
Fund Name	AdvisorShares Q Dynamic Growth ETF
Trading Symbol	QPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Q Dynamic Growth ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Q Dynamic Growth ETF	$79	1.45%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.45%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 32,902,130
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$32,902,130 Total number of portfolio holdings8 Period portfolio turnover rate80%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Commodity Fund	19.6%
Equity Fund	78.4%
Money Market Funds	5.6%
Assets Less Liabilities	(3.6)%
Total	100.0%

C000092409
Shareholder Report [Line Items]
Fund Name	AdvisorShares Ranger Equity Bear ETF
Trading Symbol	HDGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Ranger Equity Bear ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Ranger Equity Bear ETF	$172	3.44%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	3.44%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 54,472,784
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	373.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$54,472,784 Total number of portfolio holdings53 Period portfolio turnover rate373%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Banks	(13.1)%
Internet	(9.6)%
Retail	(9.4)%
Software	(8.9)%
REITS	(7.8)%
Commercial Services	(6.5)%
Diversified Financial Services	(6.5)%
Entertainment	(3.4)%
Beverages	(3.4)%
Hand/Machine Tools	(3.4)%
Computers	(2.7)%
Lodging	(2.0)%
Other	(15.3)%
Money Market Fund	75.3%
Assets Less Liabilities	116.7%
Total	100.0%

C000226856
Shareholder Report [Line Items]
Fund Name	AdvisorShares Restaurant ETF
Trading Symbol	EATZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Restaurant ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Restaurant ETF	$46	0.99%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 2,861,239
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$2,861,239 Total number of portfolio holdings24 Period portfolio turnover rate54%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Food Service	2.8%
Internet	7.0%
Food	11.1%
Retail	76.3%
Money Market Funds	8.3%
Assets Less Liabilities	(5.5)%
Total	100.0%

C000105934
Shareholder Report [Line Items]
Fund Name	AdvisorShares STAR Global Buy-Write ETF
Trading Symbol	VEGA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares STAR Global Buy-Write ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares STAR Global Buy-Write ETF	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 75,721,039
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$75,721,039 Total number of portfolio holdings13 Period portfolio turnover rate1%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Purchased Put Option	0.0%Footnote Reference**
Written Call Option	(0.0)%Footnote Reference**
Commodity Fund	2.4%
Debt Fund	26.0%
Equity Fund	70.5%
Money Market Funds	16.3%
Assets Less Liabilities	(15.2)%
Total	100.0%
Footnote	Description
Footnote**	Less than 0.05%.

C000194564
Shareholder Report [Line Items]
Fund Name	AdvisorShares Vice ETF
Trading Symbol	VICE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AdvisorShares Vice ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Vice ETF	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
AssetsNet	$ 7,012,984
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2025. Fund net assets$7,012,984 Total number of portfolio holdings25 Period portfolio turnover rate100%
Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 12/31/2025.
Holdings [Text Block]
Sector	% of Net Assets
Auto Manufacturers	4.5%
Retail	4.7%
REITS	4.8%
Semiconductors	5.6%
Energy - Alternate Sources	6.0%
Internet	7.1%
Entertainment	9.1%
Lodging	9.2%
Software	9.3%
Beverages	15.0%
Agriculture	24.5%
Money Market Funds	6.8%
Assets Less Liabilities	(6.6)%
Total	100.0%

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.